Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Basis of preparation and accounting policies
Basis of preparation and accounting policies

These unaudited condensed consolidated Interim financial statements for the six months ended 30 June 2022 have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB), IAS 34 as adopted by the European Union, UK-adopted IAS 34 and the Disclosure Guidance and Transparency Rules sourcebook of the United Kingdom’s Financial Conduct Authority and with the requirements of the Companies Act 2006 as applicable to companies reporting under those standards.

The unaudited Interim financial statements for the six months ended 30 June 2022 include Alexion’s results for the period. Alexion was consolidated into the Group’s results from 21 July 2021, hence Alexion’s results are not included in the comparative periods shown.

The unaudited Interim financial statements for the six months ended 30 June 2022 were approved by the Board of Directors for publication on 29 July 2022.

This results announcement does not constitute statutory accounts of the Group within the meaning of sections 434(3) and 435(3) of the Companies Act 2006. The annual financial statements of the Group for the year ended 31 December 2021 were prepared in accordance with UK-adopted International Accounting Standards and with the requirements of the Companies Act 2006. The annual financial statements also comply fully with IFRSs as issued by the IASB and International Accounting Standards as adopted by the European Union. Except for the estimation of the interim income tax charge, the Interim financial statements have been prepared applying the accounting policies that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2021.

The comparative figures for the financial year ended 31 December 2021 are not the Group’s statutory accounts for that financial year. Those accounts have been reported on by the Group’s auditors and have been delivered to the registrar of companies; their report was (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.

Global and/or geopolitical events

Global and/or geopolitical events

There were no material accounting impacts identified relating to COVID-19 during the six months ended 30 June 2022.

The Group’s current focus is to continue compliant business operations in Russia and Ukraine, focussing on safeguarding our employees, ensuring continuity of supply of essential and life-saving medicines and contributing to humanitarian relief efforts. There are no material accounting impacts arising from the conflict impacting our H1 2022 reporting. The situation is dynamic and any future impact on our business is uncertain.

Throughout July 2022, a range of EU/US/Swiss and UK sanctions have come into force placing restrictions on specific business activities and/or individuals related to on-going business with Russia. We are monitoring closely and our work in this regard continues to progress to provide assurance over managements activities to ensure ongoing sanctions compliance.

The Group will continue to monitor these areas of increased judgement, estimation and risk for material changes.

Going concern

Going concern

The Group has considerable financial resources available. As at 30 June 2022, the Group had $9.7bn in financial resources (cash and cash-equivalent balances of $4.8bn and undrawn committed bank facilities of $4.9bn available until April 2025, with only $2.4bn of borrowings due within one year). All facilities contain no financial covenants and were undrawn at 30 June 2022.

The Group’s revenues are largely derived from sales of medicines covered by patents which provide a relatively high level of resilience and predictability to cash inflows, although government price interventions in response to budgetary constraints are expected to continue to affect adversely revenues in some of our significant markets. The Group, however, anticipates new revenue streams from both recently launched medicines and those in development, and the Group has a wide diversity of customers and suppliers across different geographic areas.

Consequently, the Directors believe that, overall, the Group is well-placed to manage its business risks successfully.

Accordingly, the going concern basis has been adopted in these Interim financial statements.

Legal proceedings	Legal proceedings The information contained in Note 6 updates the disclosures concerning legal proceedings and contingent liabilities in the Group’s Annual Report and Form 20-F Information 2021.